Revenue from Contracts with Customers - Summary of Revenues Based Geographical Segments (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue from contracts with customers	€ 71,578,566	€ 19,677,366	[1]	€ 8,020,249	[1]
EMEA [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	66,871,313	19,656,290		8,020,249
NORAM [member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	4,687,237	1,313		0
APAC [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	€ 20,016	€ 19,763		€ 0

[1]	The amounts included in the consolidated statements of profit or loss and other comprehensive income for the year ended 31 December 2020 and 2019 have not been restated, with the exception of EPS, please see note 3.